Supplement dated June 30, 2023
to the following statutory prospectus(es):
BOA IV, BOA America's VISION Annuity, BOA America's FUTURE Annuity II, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, Nationwide Destination C, BOA Elite Venue Annuity, Nationwide Destination B, Nationwide Destination L, Nationwide Destination EV (2.0), Nationwide Destination EV NY (2.0), Nationwide Destination B (2.0), Nationwide Destination B NY (2.0), Nationwide Destination L (2.0), Nationwide Destination L NY (2.0), Nationwide Destination Navigator (2.0), Nationwide Destination Navigator NY (2.0), Nationwide Destination All American Gold (2.0), Nationwide Destination All American Gold NY (2.0), Nationwide Destination Architect 2.0, Nationwide Destination Future, Nationwide Destination Future NY, America's marketFLEX II Annuity, America's marketFlex Edge Annuity, America's marketFLEX Advisor Annuity, Nationwide Destination Freedom+ Variable Annuity, BOA All American Annuity, Sun Trust All American, Compass All American, BOA America's Future Annuity, Key Future, NEA Valuebuilder Future, America's Future Horizon Annuity, BOA V, NEA Valuebuilder Select, Nationwide Advisory Retirement Income Annuity, Nationwide Advisory Retirement Income Annuity - New York, BOA FPVUL, BOA TNG, BOA CVUL Future, BAE Future Corporate FPVUL, BOA The Next Generation II FPVUL, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, Nationwide YourLife Protection VUL, Marathon Performance VUL, Nationwide YourLife Accumulation VUL, Nationwide YourLife Survivorship VUL, Nationwide Advisory VUL, NLIC Options Plus, NLIC Options Premier, NLIC Options, Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2023
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
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At a meeting of the Board of Trustees of Nationwide Variable Insurance Trust held on June 14, 2023, the Board approved the termination of Loomis, Sayles & Company, L.P. ("Loomis Sayles") as the subadvisers to the NVIT Emerging Markets Fund (the "Fund"), effective on or about June 23, 2023 as the Fund’s new subadviser. Accordingly, all references to, and information regarding, Loomis Sayles are deleted in their entirety. NS Partners Ltd will continue to serve as the Fund’s sole subadviser.
PROS-0739